Related party transactions - Lease Agreements - Summary (Details) - EUR (€) € in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Lease Transactions
Depreciation		€ 675,526	€ 700,671	€ 746,471
Interest expense		148,420	148,789	151,317
Leases balances
Right-of-use asset		3,612,456	3,671,241
Lease Agreements
Lease Transactions
Depreciation		24,938	25,555	22,351
Interest expense		2,213	2,586	1,572
Lease expense		398	291	259
Leases balances
Right-of-use asset		110,041	131,243
Lease liability		112,863	133,575
Fresenius SE | Lease Agreements
Lease Transactions
Depreciation		6,591	7,738	8,395
Interest expense		306	1,148	524
Lease expense		398	291	259
Leases balances
Right-of-use asset		22,997	29,214
Lease liability		24,953	29,017
Fresenius SE affiliates | Lease Agreements
Lease Transactions
Depreciation		18,347	17,817	13,956
Interest expense		1,907	1,438	€ 1,048
Leases balances
Right-of-use asset		87,044	102,029
Lease liability		€ 87,910	€ 104,558
One Company of Fresenius SE Companies | Lease Agreements
Leases balances
Consideration for building and other assets sold	€ 31,315
Lease term of buildings	10 years